Financial Instruments and Derivatives - Offsetting (Details) - Derivatives - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting Financial Assets
Gross amount	$ 218.9	$ 248.4
Amount offset	1.6	(6.0)
Net amount	220.5	242.4
Offsetting Financial Liabilities
Gross amount	(163.3)	(51.4)
Amount offset	(1.6)	6.0
Net amount	(164.9)	(45.4)
Gross amount assets (liabilities)	55.6	197.0
Net amount assets (liabilities)	$ 55.6	$ 197.0